JPMorgan Developed International Value Fund
Schedule of Portfolio Investments as of July 31, 2026
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.3%
Australia — 2.7%
BHP Group Ltd.	490	20,659
Glencore plc	1,666	12,272
Helia Group Ltd.	1,122	3,947
Perseus Mining Ltd.	2,103	7,199
QBE Insurance Group Ltd.	727	12,612
Regis Resources Ltd.	1,909	8,183
Rio Tinto plc	353	34,274
Ventia Services Group Pty. Ltd.	2,244	9,150
		108,296
Austria — 1.3%
BAWAG Group AG (a)	27	5,443
Erste Group Bank AG	79	10,372
OMV AG	111	8,139
Raiffeisen Bank International AG	101	6,918
Strabag SE	53	5,115
Telekom Austria AG	548	6,405
Vienna Insurance Group AG Wiener Versicherung Gruppe	116	9,532
		51,924
Belgium — 0.9%
Ageas SA	159	13,160
Bekaert SA	143	6,567
KBC Group NV	103	14,777
		34,504
China — 0.5%
BOC Hong Kong Holdings Ltd.	1,850	12,306
Yangzijiang Shipbuilding Holdings Ltd.	2,419	7,384
		19,690
Denmark — 1.2%
AL Sydbank	48	4,591
Carlsberg A/S, Class B	77	11,310
Danske Bank A/S	283	16,275
H Lundbeck A/S	1,069	6,839
ISS A/S	232	10,312
		49,327
Finland — 0.7%
Huhtamaki OYJ	107	3,805
Nordea Bank Abp	1,209	24,400
		28,205
France — 9.6%
Alten SA	51	4,457
Amundi SA (a) (b)	98	10,737
AXA SA	684	35,447
Ayvens SA (a)	769	10,367
BNP Paribas SA	376	47,811
Bouygues SA	124	6,993
Capgemini SE	103	12,178
Carrefour SA	685	12,570

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
France — continued
Cie Generale des Etablissements Michelin SCA (b)	340	13,760
Covivio SA, REIT	64	3,904
Credit Agricole SA	496	11,086
Derichebourg SA	618	6,654
Eiffage SA	68	9,679
Engie SA	899	28,033
Orange SA	1,083	20,690
Publicis Groupe SA	129	13,790
Rubis SCA	212	8,192
SCOR SE	232	9,183
Societe Generale SA	266	25,016
Sopra Steria Group	53	11,152
TotalEnergies SE	727	64,106
Valeo SE	220	3,800
Vallourec SACA *	229	5,521
Vicat SACA	116	8,741
		383,867
Georgia — 0.1%
Lion Finance Group plc	24	3,842
Germany — 8.4%
Allianz SE (Registered)	142	70,599
Bayer AG (Registered)	486	26,953
Continental AG	111	9,244
Daimler Truck Holding AG	265	15,010
Deutsche Bank AG (Registered)	724	26,636
Deutsche Post AG	430	28,751
Deutsche Telekom AG (Registered)	427	13,175
Duerr AG	231	4,770
E.ON SE	1,115	24,024
Fresenius Medical Care AG	261	13,375
Friedrich Vorwerk Group SE (b)	25	1,932
Hannover Rueck SE	45	12,997
Henkel AG & Co. KGaA (Preference)	193	16,870
Mercedes-Benz Group AG	258	13,933
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	56	33,533
Talanx AG	94	12,475
Traton SE	187	8,796
TUI AG	546	4,753
		337,826
Guatemala — 0.3%
Millicom International Cellular SA	146	13,900
Hong Kong — 2.6%
Cathay Pacific Airways Ltd.	5,650	10,511
CK Asset Holdings Ltd.	2,170	13,218
Hang Lung Properties Ltd.	9,689	9,004
Hongkong Land Holdings Ltd.	1,261	10,229
Hysan Development Co. Ltd.	4,171	9,918
Kerry Properties Ltd.	2,822	7,041

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hong Kong — continued
Sun Hung Kai Properties Ltd.	795	12,470
Swire Properties Ltd.	2,692	8,198
WH Group Ltd. (a)	10,775	11,594
Wharf Real Estate Investment Co. Ltd.	3,756	12,703
		104,886
Indonesia — 0.2%
First Pacific Co. Ltd.	10,054	7,176
Ireland — 1.4%
AerCap Holdings NV	102	15,442
AIB Group plc	1,016	12,082
Bank of Ireland Group plc	510	10,708
Glenveagh Properties plc * (a)	3,514	9,715
Greencore Group plc	2,213	7,766
		55,713
Israel — 0.1%
Plus500 Ltd.	54	2,835
Italy — 5.9%
Azimut Holding SpA	174	7,383
Banco BPM SpA	620	11,320
BPER Banca SpA	762	12,379
Danieli & C Officine Meccaniche SpA	68	3,519
Enel SpA	3,506	39,597
Eni SpA	554	15,417
Generali (b)	459	23,266
Intesa Sanpaolo SpA	5,369	40,586
Pirelli & C SpA (a)	968	7,372
Poste Italiane SpA (a) (b)	342	10,336
Saipem SpA (b)	928	4,502
UniCredit SpA	514	48,451
Unipol Assicurazioni SpA (b)	402	12,586
		236,714
Ivory Coast — 0.1%
Endeavour Mining plc	67	3,177
Japan — 21.5%
Acom Co. Ltd.	1,509	4,492
Aisin Corp.	485	6,684
Astellas Pharma, Inc.	842	11,562
Bridgestone Corp.	713	17,600
Credit Saison Co. Ltd.	339	9,592
Daiichi Life Group, Inc.	1,523	18,365
Daiwa Securities Group, Inc.	963	10,778
Electric Power Development Co. Ltd.	380	8,985
ENEOS Holdings, Inc.	2,035	16,804
Glory Ltd.	199	5,654
Gunma Bank Ltd. (The)	319	5,012
Hakuhodo DY Holdings, Inc. (b)	787	6,423
Hanwa Co. Ltd.	923	9,807
Haseko Corp.	531	9,246

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Hokuriku Electric Power Co.	748	4,476
Inpex Corp.	717	16,524
Ishihara Sangyo Kaisha Ltd.	271	4,993
Japan Petroleum Exploration Co. Ltd.	518	5,769
Kanamoto Co. Ltd.	267	8,712
Kanematsu Corp.	712	9,300
Kansai Paint Co. Ltd.	565	9,996
KDDI Corp.	1,021	18,805
KDX Realty Investment Corp., REIT	10	9,288
Kioxia Holdings Corp. *	29	8,139
Kirin Holdings Co. Ltd.	690	12,761
Kobe Steel Ltd.	764	9,890
Konica Minolta, Inc.	2,590	9,464
Kyocera Corp.	896	20,433
Kyoto Financial Group, Inc.	121	3,335
Kyushu Electric Power Co., Inc.	893	9,890
Marubeni Corp.	749	24,205
Mitsubishi Chemical Group Corp.	1,755	12,916
Mitsubishi UFJ Financial Group, Inc.	3,651	81,555
Mitsui Fudosan Co. Ltd.	1,846	17,986
Mitsui OSK Lines Ltd.	338	12,479
Mizuho Financial Group, Inc.	853	44,229
MS&AD Insurance Group Holdings, Inc.	597	18,375
Nippon Yusen KK	406	15,582
Nomura Holdings, Inc.	1,468	14,199
Nomura Real Estate Holdings, Inc.	1,583	9,094
Open House Group Co. Ltd.	114	6,063
ORIX Corp.	485	19,582
Panasonic Holdings Corp.	1,141	30,174
Sankyo Co. Ltd.	377	4,372
SBI Holdings, Inc.	740	13,979
Shikoku Electric Power Co., Inc.	820	8,506
Sompo Holdings, Inc.	334	14,846
Sumitomo Chemical Co. Ltd.	2,786	9,015
Sumitomo Corp.	2,223	23,077
Sumitomo Mitsui Financial Group, Inc.	1,299	55,812
Sumitomo Realty & Development Co. Ltd.	336	7,522
T&D Holdings, Inc.	443	13,971
TBS Holdings, Inc.	12	459
Tokai Rika Co. Ltd.	186	3,670
Tokai Tokyo Financial Holdings, Inc.	912	4,555
Tokyo Century Corp.	638	10,432
Tokyo Tatemono Co. Ltd.	351	7,407
Tokyu Fudosan Holdings Corp.	1,140	9,474
Toyo Tire Corp.	305	8,079
Toyoda Gosei Co. Ltd.	335	11,558
Toyota Boshoku Corp.	260	3,629
Toyota Motor Corp.	1,096	20,749
Tsubakimoto Chain Co.	257	4,127

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
UACJ Corp.	496	7,235
Yamato Kogyo Co. Ltd.	92	7,745
		859,437
Luxembourg — 0.4%
ArcelorMittal SA	249	17,559
Netherlands — 4.1%
ABN AMRO Bank NV, CVA (a)	296	13,386
Arcadis NV	195	9,151
ASR Nederland NV	160	13,093
Flow Traders Ltd. *	149	4,538
Havas NV	330	7,067
Heineken Holding NV (b)	230	19,325
ING Groep NV	1,083	38,071
Koninklijke Ahold Delhaize NV	417	16,519
Koninklijke BAM Groep NV	554	7,433
NN Group NV	159	14,932
Randstad NV	150	6,350
SBM Offshore NV	167	6,244
Wolters Kluwer NV	110	8,654
		164,763
Norway — 1.5%
Aker Solutions ASA (a)	2,235	9,952
DNB Bank ASA	382	12,300
DOF Group ASA	477	6,265
Norsk Hydro ASA	590	5,447
Odfjell Drilling Ltd.	578	5,547
Telenor ASA	726	10,244
Var Energi ASA	759	3,812
Wallenius Wilhelmsen ASA	469	7,303
		60,870
Peru — 0.1%
Hochschild Mining plc	624	3,666
Portugal — 0.5%
Banco Comercial Portugues SA, Class R	5,250	6,469
Galp Energia SGPS SA	485	11,010
NOS SGPS SA	755	4,202
		21,681
Singapore — 0.2%
SATS Ltd.	2,087	7,694
South Africa — 0.3%
Anglo American plc	271	13,744
Spain — 4.0%
Banco Bilbao Vizcaya Argentaria SA	2,106	59,040
Banco Santander SA	3,860	54,904
Mapfre SA	1,884	9,633
Naturgy Energy Group SA	428	14,282

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Spain — continued
Repsol SA	582	17,748
Tecnicas Reunidas SA *	138	4,482
		160,089
Sweden — 2.9%
AcadeMedia AB (a)	743	7,785
Ambea AB (a)	262	3,971
Evolution AB * (a)	110	8,376
Hoist Finance AB (a)	445	10,083
Husqvarna AB, Class B (b)	872	3,564
Loomis AB	142	7,826
Modern Times Group MTG AB, Class B *	742	10,181
Securitas AB, Class B	631	10,145
Skandinaviska Enskilda Banken AB, Class A	679	15,914
SSAB AB, Class B	554	5,839
Svenska Handelsbanken AB, Class A	730	11,160
Swedbank AB, Class A	378	15,103
Telia Co. AB	1,728	8,009
		117,956
Switzerland — 4.6%
Adecco Group AG (Registered)	257	7,177
Aryzta AG *	134	8,779
Avolta AG	44	2,643
Clariant AG (Registered)	202	2,300
Implenia AG (Registered)	45	3,564
Julius Baer Group Ltd.	156	13,752
Nestle SA (Registered)	992	99,146
Zurich Insurance Group AG	59	45,037
		182,398
United Kingdom — 12.5%
Balfour Beatty plc	783	9,124
Barclays plc	5,139	35,325
British American Tobacco plc	853	51,765
CK Hutchison Holdings Ltd.	1,654	15,497
Currys plc	3,969	8,986
Derwent London plc, REIT	333	9,452
Drax Group plc	599	5,956
Entain plc	888	6,498
GSK plc	282	7,346
HSBC Holdings plc	6,169	131,367
Imperial Brands plc	496	18,832
International Consolidated Airlines Group SA	1,499	8,785
Investec plc	998	8,733
ITV plc	4,491	4,503
Johnson Matthey plc	305	8,228
Keller Group plc	285	11,608
Kier Group plc	2,877	9,371
Lancashire Holdings Ltd.	994	8,071
Land Securities Group plc, REIT	411	3,916
Lloyds Banking Group plc	15,450	23,880

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United Kingdom — continued
Man Group plc	1,856	7,598
Mitie Group plc	1,178	3,286
Morgan Sindall Group plc	53	3,144
NatWest Group plc	3,103	29,265
OSB Group plc	1,298	9,773
Premier Foods plc	2,353	6,163
Serco Group plc	2,976	9,691
Standard Chartered plc	575	16,990
Tesco plc	1,039	6,841
TP ICAP Group plc	934	4,313
Vodafone Group plc	9,398	14,915
		499,222
United States — 8.7%
BP plc	6,134	46,086
Buzzi SpA	177	8,372
Novartis AG (Registered)	462	72,199
Roche Holding AG	178	77,984
Sanofi SA	441	38,016
Shell plc	2,180	99,786
Tenaris SA	224	6,426
		348,869
Total Common Stocks (Cost $3,113,841)		3,899,830
Short-Term Investments — 3.1%
Investment Companies — 2.2%
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.68% (c) (d) (Cost $86,402)	86,396	86,413
Investment of Cash Collateral from Securities Loaned — 0.9%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (c) (d)(Cost $38,053)	38,053	38,053
Total Short-Term Investments (Cost $124,455)		124,466
Total Investments — 100.4% (Cost $3,238,296)		4,024,296
Liabilities in Excess of Other Assets — (0.4)%		(17,499)
NET ASSETS — 100.0%		4,006,797

Percentages indicated are based on net assets.

Abbreviations
CVA	Certificaten Van Aandelen (Dutch Certificate)
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SGPS	Holding company

*	Non-income producing security.

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at July 31, 2026. The total value of securities on loan at July 31, 2026 is $36,444.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2026.
Summary of Investments by Industry, July 31, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	24.1%
Insurance	10.0
Oil, Gas & Consumable Fuels	7.6
Pharmaceuticals	6.0
Metals & Mining	4.1
Food Products	3.5
Real Estate Management & Development	3.3
Capital Markets	3.2
Trading Companies & Distributors	2.2
Automobile Components	2.1
Construction & Engineering	1.9
Tobacco	1.8
Diversified Telecommunication Services	1.6
Electric Utilities	1.5
Household Durables	1.4
Financial Services	1.3
Machinery	1.3
Multi-Utilities	1.3
Energy Equipment & Services	1.2
Commercial Services & Supplies	1.2
Wireless Telecommunication Services	1.2
Chemicals	1.2
Beverages	1.1
Others (each less than 1.0%)	12.8
Short-Term Investments	3.1

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$108,296	$—	$108,296
Austria	6,405	45,519	—	51,924
Belgium	—	34,504	—	34,504
China	—	19,690	—	19,690
Denmark	—	49,327	—	49,327
Finland	—	28,205	—	28,205
France	20,690	363,177	—	383,867
Georgia	—	3,842	—	3,842

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Germany	$—	$337,826	$—	$337,826
Guatemala	13,900	—	—	13,900
Hong Kong	—	104,886	—	104,886
Indonesia	—	7,176	—	7,176
Ireland	23,208	32,505	—	55,713
Israel	2,835	—	—	2,835
Italy	—	236,714	—	236,714
Ivory Coast	—	3,177	—	3,177
Japan	—	859,437	—	859,437
Luxembourg	—	17,559	—	17,559
Netherlands	16,519	148,244	—	164,763
Norway	29,359	31,511	—	60,870
Peru	—	3,666	—	3,666
Portugal	—	21,681	—	21,681
Singapore	—	7,694	—	7,694
South Africa	—	13,744	—	13,744
Spain	—	160,089	—	160,089
Sweden	17,966	99,990	—	117,956
Switzerland	—	182,398	—	182,398
United Kingdom	49,300	449,922	—	499,222
United States	—	348,869	—	348,869
Total Common Stocks	180,182	3,719,648	—	3,899,830
Short-Term Investments
Investment Companies	86,413	—	—	86,413
Investment of Cash Collateral from Securities Loaned	38,053	—	—	38,053
Total Short-Term Investments	124,466	—	—	124,466
Total Investments in Securities	$304,648	$3,719,648	$—	$4,024,296
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2026	Shares at July 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.68% (a) (b)	$68,350	$1,270,653	$1,252,563	$(42)	$15	$86,413	86,396	$3,933	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	9,405	283,250	254,602	—	—	38,053	38,053	705	—
Total	$77,755	$1,553,903	$1,507,165	$(42)	$15	$124,466		$4,638	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2026.